Consolidated Statement of Stockholders' Equity (Parenthetical)	12 Months Ended												13 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 CAD	Dec. 31, 2005 USD ($)	Dec. 31, 2002 USD ($)	Dec. 31, 2002 CAD	Dec. 31, 2001 USD ($)	Dec. 31, 2001 CAD	Dec. 31, 2000 USD ($)	Dec. 31, 2000 CAD
Issued for cash, stock issuance costs	$ 837,280	$ 24,823	36,875	$ 172,389	$ 94,702	$ 24,823	36,875	$ 757,523	$ 61,388	96,040	$ 45,156	69,933	$ 24,823	36,875